Financial Instruments - Summary of Partnership's Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payment activity | Performing
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 4,793	$ 17,207